Submission	Aug. 21, 2026
Submission [Line Items]
Central Index Key	0000076334
Registrant Name	Parker-Hannifin Corp
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES